DEBENTURES - Movements in debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT Financial Institutions
Balance at beginning of the year	R$ 36,073	R$ 183,432	R$ 12,442
Capture		5,586	175,680
Charges	242,167	41,512	29,539
Interest paid	(179,401)
Amortization of the Principal	(49,373)	(60,100)	(33,134)
Custos de transao apropriado	598
Transfer	28,463	(131,833)	(1,095)
Classification - Held for Sale		(2,524)
Balance at end of the year	78,527	36,073	183,432
NON-CURRENT Financial Institutions
Balance at beginning of the year	432,155	287,347	188,933
Capture	5,450,000	109,832
Additions			287,347
Charges	27,059	8,941	107,248
Amortization of the Principal		(10,754)
Transfer	(28,463)	131,857
Classification - Held for Sale		(95,068)	(8,834)
Balance at end of the year	5,880,751	432,155	287,347
Total debentures	R$ 5,959,279	R$ 468,228	R$ 470,779